Compensation Receivable for Consumption Tax, Net (Details) $ in Millions, ¥ in Billions	Mar. 31, 2024 USD ($)	Mar. 31, 2024 JPY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 JPY (¥)
Compensation Receivable For Consumption Tax, Net [Line Items]
Due from third parties	$ 9.9	¥ 1.5
Compensation receivable for consumption tax			$ 9.7	¥ 1.4
Third Parties [Member]
Compensation Receivable For Consumption Tax, Net [Line Items]
Other receivables			$ 0.2	¥ 0.1